Operating Segments, Geographic Information and Significant Customers (Schedule Of Long-Lived Assets By Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total	$ 33,426	$ 32,553
United States
Segment Reporting Information [Line Items]
Total	32,876	32,162
China
Segment Reporting Information [Line Items]
Total	$ 550	$ 391